S000001249 [Member] Investment Strategy - ARIZONA TAX-EXEMPT FUND	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Under normal circumstances, at least 80% of the Fund’s net assets will be invested in instruments that pay income that is exempt from Arizona State personal income tax (“Arizona municipal instruments”). The instruments in which the Fund invests as part of the foregoing 80% policy may include certain securities of issuers located outside the State of Arizona, if such securities pay income exempt from the Arizona State personal income tax.
A municipal instrument is a fixed-income obligation issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof. Interest income received by holders of municipal instruments is often exempt from the federal income tax and from the income tax of the state in which they are issued, although municipal instruments issued for certain purposes may not be tax‑exempt. The municipal instruments in which the Fund invests may include:
∎	General obligation bonds secured by the issuer’s full faith, credit and taxing power;
∎	Revenue obligation bonds payable from the revenues derived from a particular facility or class of facilities;
∎	Industrial development bonds;
∎	Moral obligation bonds;
∎	Tax‑exempt derivative instruments;
∎	Stand‑by commitments; and
∎	Municipal instruments backed by letters of credit, insurance or other forms of credit enhancement issued by domestic or foreign banks, insurance companies and other financial institutions.
The Fund primarily invests in investment grade debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by NTI). However, it may invest up to 15% of its net assets in obligations that are rated below-investment grade (commonly referred to as “junk bonds”). Credit ratings are determined at the time of purchase.
Except in extraordinary circumstances, at least 80% of the Fund’s net assets will be invested in debt instruments that pay interest that is exempt from regular federal income tax. Alternative minimum tax (“AMT”) obligations (also known as “private activity bonds”), which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT, will not be deemed to be eligible debt instruments for the purposes of determining whether the Fund meets this policy. For shareholders subject to AMT, a limited portion of the Fund’s dividends may be subject to federal tax.
In buying and selling securities for the Fund, NTI uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, NTI will emphasize particular securities and types of securities (such as general obligation bonds and revenue obligation bonds) that NTI believes will provide a favorable return in light of these risks.
NTI may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.
The Fund’s dollar-weighted average maturity, under normal circumstances, will range between ten and thirty years.
The Fund is “non‑diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.
In seeking to achieve its investment objective, the Fund may make significant investments in structured securities and also may invest in futures contracts, options and swaps, all of which are considered to be derivative instruments, for both hedging and non‑hedging purposes. Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.